OTHER FINANCIAL ASSETS (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of other financial assets [abstract]
Summary of Other Financial Assets
As of period closing, the balances of Other Financial Assets correspond to:

Item	09.30.24	12.31.23
Receivables from Spot Sales of Foreign Currency Pending Settlement	8,524,873	23,446,577
Receivables from Spot Sales of Government Securities Pending Settlement	340,961,314	64,254,638
Sundry Debtors	103,725,033	139,452,502
Mutual Funds	135,410,532	99,269,365
Premiums for Financial Collateral Contracts	9,360,282	11,199,208
Interest Accrued Receivable	20,835,222	22,898,599
Fiduciary Participation Certificates	190,567	111,718
Balances from Claims Pending Recovery	39,866	7,910
Others	363,859	—
Minus: Allowance for Loan Losses	(699,321)	(1,145,595)
Total	618,712,227	359,494,922